Loans Receivable, Net - Schedule of Results of Operations and Cash Flows of Trusts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Loans And Leases Receivable Disclosure [Line Items]
Net profit attributable to PPDai Group Inc.	¥ 1,082,983	$ 166,452	¥ 501,490	¥ (72,140)
Net cash provided by (used in) operating activities	1,864,540	286,573	534,048	(191,887)
Net cash used in investing activities	(2,495,575)	(383,564)	(663,059)	(132,242)
Net cash provided by (used in) financing activities	2,132,933	327,826	438,701	338,045
Net increase in cash and cash equivalents	1,486,453	228,463	312,183	15,205
Cash and cash equivalents at beginning of year	404,678	62,198	92,495	77,290
Cash and cash equivalents at end of year	1,891,131	$ 290,661	404,678	¥ 92,495
YN Trust I, YN Trust II, Fotic Trust I, Fotic Trust II and Fotic Trust III
Loans And Leases Receivable Disclosure [Line Items]
Net revenue	(28,372)		(673)
Net profit attributable to PPDai Group Inc.	(44,396)		(743)
Net cash provided by (used in) operating activities	(16,024)		972
Net cash used in investing activities	(660,745)		(29,289)
Net cash provided by (used in) financing activities	675,653		29,433
Net increase in cash and cash equivalents	(1,116)		1,116
Cash and cash equivalents at beginning of year	¥ 1,116
Cash and cash equivalents at end of year			¥ 1,116